UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S & E Partners, L.P.
          ----------------------------------------------------------------------
Address:  660 Madison Avenue, 20th Floor
          ----------------------------------------------------------------------
          New York, NY 10021
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28- 04327
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig Effron
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    212-355-5600
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Craig Effron                New York, NY                   8/07/2001
-------------------------  -----------------------  ----------------------------
        [Signature]             [City, State]                   [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by |X| other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number            Name

        28-                            N/A
            ----------------------     -----------------------------------------
            [Repeat as necessary.]

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           84

Form 13F Information Table Value Total:        $210,288
                                              (thousands)

List of Other Included Managers:

 No.  13F File Number     Name

 01   28-04329            Scoggin LLC

[Repeat as necessary.]

Quarter Ended 6/30/01

                           Form 13F Information Table

                                                          VALUE   SHARES/     SH/    PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS  CUSIP    (x$1000) PRN AMT     PRN    CALL DSCRETN   MANAGERS  SOLE    SHARED    NONE
------------------------------  --------------  -----    -------- -------   ------   ------------   --------  ----    ------    ----
Aetna Inc                           common    00817Y108    4,272  25.8900   165,000  Call   Sole               Sole
Aetna Inc                           common    00817Y108    4,272  25.8900   165,000  Call  Defined     01      Sole
Bogen Communications Int'l          common     97189104    1,471   3.7500   392,148   SH    Sole               Sole
Bogen Communications Int'l          common     97189104      728   3.7500   194,000   SH   Defined     01      Sole
Deutsche Telekom                    common    251566105    2,245  22.4500   100,000  Call   Sole               Sole
Deutsche Telekom                    common    251566105    2,245  22.4500   100,000  Call  Defined     01      Sole
First Look Media Inc. -Wts         warrants   320737117       --    0.000    40,000   SH    Sole               Sole
First Look Media Inc. -Wts         warrants   320737117       --    0.000    30,000   SH   Defined     01      Sole
FMC Corporation                     common    302491303    2,571  68.5600    37,500   SH    Sole               Sole
FMC Corporation                     common    302491303    2,571  68.5600    37,500   SH   Defined     01      Sole
FMC Corporation                     common    302491303      823  68.5600    12,000  Call   Sole               Sole
FMC Corporation                     common    302491303      823  68.5600    12,000  Call  Defined     01      Sole
Galileo International Inc.          common    363547100      390  32.5000    12,000  Call   Sole               Sole
Galileo International Inc.          common    363547100      390  32.5000    12,000  Call  Defined     01      Sole
General Motors Corp - Class H       common    370442832      417  20.8600    20,000  Call   Sole               Sole
General Motors Corp - Class H       common    370442832      417  20.8600    20,000  Call  Defined     01      Sole
Georgia-Pacific Corporation         common    373298702    2,681  35.7500    75,000   SH    Sole               Sole
Georgia-Pacific Corporation         common    373298702    2,681  35.7500    75,000   SH   Defined     01      Sole
Gillette Co                         common    375766102   13,046  28.9900   450,000  Call   Sole               Sole
Gillette Co                         common    375766102   13,046  28.9900   450,000  Call  Defined     01      Sole
Global Light Telecommunications     common    37934X100      558   2.2300   250,000   SH    Sole               Sole
Global Light Telecommunications     common    37934X100      558   2.2300   250,000   SH   Defined     01      Sole
Gulf Canada Resources Limited       common    40218L305    2,714   8.1000   335,000   SH    Sole               Sole
Gulf Canada Resources Limited       common    40218L305    2,714   8.1000   335,000   SH   Defined     01      Sole
Homestake Mining Company            common    437614100      792   7.9196   100,000   SH    Sole               Sole
Homestake Mining Company            common    437614100      792   7.9196   100,000   SH   Defined     01      Sole
Honeywell Int'l Inc                 common    438516106      907  34.9000    26,000   SH    Sole               Sole
Honeywell Int'l Inc                 common    438516106      907  34.9000    26,000   SH   Defined     01      Sole
Honeywell Int'l Inc                 common    438516106      873  34.9000    25,000   Put   Sole               Sole
Honeywell Int'l Inc                 common    438516106      873  34.9000    25,000   Put  Defined     01      Sole
Honeywell Int'l Inc                 common    438516106    3,490  34.9000   100,000  Call   Sole               Sole
Honeywell Int'l Inc                 common    438516106    3,490  34.9000   100,000  Call  Defined     01      Sole
JDS Uniphase Corp                   common    46612J101    2,494  12.5000   199,500   SH    Sole               Sole
JDS Uniphase Corp                   common    46612J101       --  12.5000        --   SH   Defined     01      Sole
Johnson & Johnson                   common    478160104       --  50.0000        --   SH    Sole               Sole
Johnson & Johnson                   common    478160104   10,070  50.0000   201,390   SH   Defined     01      Sole
Marriott International Inc.         common    571903202    1,065  47.3400    22,500   Put   Sole               Sole
Marriott International Inc.         common    571903202    1,065  47.3400    22,500   Put  Defined     01      Sole
Marvel Enterprises Inc. 8%        conv. prf   57383M207      995   3.2500   306,011   SH    Sole               Sole
Marvel Enterprises Inc. 8%        conv. prf   57383M207      663   3.2500   204,006   SH   Defined     01      Sole
Mirant Corporation                  common    604675108    1,892  34.4000    55,000   SH    Sole               Sole
Mirant Corporation                  common    604675108    1,892  34.4000    55,000   SH   Defined     01      Sole
Mirant Corporation                  common    604675108    3,440  34.4000   100,000  Call   Sole               Sole
Mirant Corporation                  common    604675108    3,440  34.4000   100,000  Call  Defined     01      Sole
NextWave Telecom Inc.               common    65332M103    4,047   8.7500   462,500   SH    Sole               Sole
NextWave Telecom Inc.               common    65332M103    4,047   8.7500   462,500   SH   Defined     01      Sole
Quaker Oats Co                      common    747402105   19,163  91.2500   210,000  Call   Sole               Sole
Quaker Oats Co                      common    747402105   19,163  91.2500   210,000  Call  Defined     01      Sole
Ralston Purina Company              common    751277302    2,327  30.0200    77,500  Call   Sole               Sole
Ralston Purina Company              common    751277302    2,327  30.0200    77,500  Call  Defined     01      Sole
Shoney's Inc.                       common    825039100      100   0.6900   145,000   SH    Sole               Sole
Shoney's Inc.                       common    825039100       88   0.6900   127,500   SH   Defined     01      Sole
Spacelabs Medical Inc.              common    846247104      488  12.2000    40,000   SH    Sole               Sole
Spacelabs Medical Inc.              common    846247104      488  12.2000    40,000   SH   Defined     01      Sole
Sybron Dental Specialties Inc.      common    871142105    3,081  20.4900   150,350   SH    Sole               Sole
Sybron Dental Specialties Inc.      common    871142105    3,081  20.4900   150,350   SH   Defined     01      Sole
UnitedGlobalCom, Inc.               common    913247508      368   8.6500    42,500   SH    Sole               Sole
UnitedGlobalCom, Inc.               common    913247508      368   8.6500    42,500   SH   Defined     01      Sole
Unigraphics Solutions Inc.          common    904928108    1,022  31.7500    32,200   SH    Sole               Sole
Unigraphics Solutions Inc.          common    904928108      905  31.7500    28,500   SH   Defined     01      Sole
Visible Genetics Inc                common    928295104    2,858  24.8500   115,000   SH    Sole               Sole
Visible Genetics Inc                common    928295104    2,858  24.8500   115,000   SH   Defined     01      Sole

                                                          VALUE   SHARES/     SH/    PUT/ INVSTMT    OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS  CUSIP    (x$1000) PRN AMT     PRN    CALL DSCRETN   MANAGERS  SOLE    SHARED    NONE
------------------------------  --------------  -----    -------- -------   ------   ------------   --------  ----    ------    ----
Visible Genetics Inc                common    928295104      522  24.8500    21,000  Call   Sole               Sole
Visible Genetics Inc                common    928295104      522  24.8500    21,000  Call  Defined     01      Sole
Visible Genetics Inc                common    928295104      249  24.8500    10,000   Put   Sole               Sole
Visible Genetics Inc                common    928295104      249  24.8500    10,000   Put  Defined     01      Sole
Vodafone Group PLC -ord             common    G9387S105   13,031   2.2100 5,896,463   SH    Sole               Sole
Vodafone Group PLC -ord             common    G9387S105       --       --        --   SH   Defined     01      Sole
Western Resources, Inc.             common    959425109    1,864  21.5000    86,700   SH    Sole               Sole
Western Resources, Inc.             common    959425109    1,864  21.5000    86,700   SH   Defined     01      Sole
Western Resources, Inc.             common    959425109      914  21.5000    42,500  Call   Sole               Sole
Western Resources, Inc.             common    959425109      914  21.5000    42,500  Call  Defined     01      Sole
Willamette Industries Inc           common    969133107    3,141  49.5000    63,450   SH    Sole               Sole
Willamette Industries Inc           common    969133107    3,141  49.5000    63,450   SH   Defined     01      Sole
Willamette Industries Inc           common    969133107    1,238  49.5000    25,000   Put   Sole               Sole
Willamette Industries Inc           common    969133107    1,238  49.5000    25,000   Put  Defined     01      Sole
Williams Communications Group       common    969455104      446   2.9700   150,000   SH    Sole               Sole
Williams Communications Group       common    969455104      446   2.9700   150,000   SH   Defined     01      Sole
WorldCom, Inc. - Worldcom Group     common    98157D106      710  14.2000    50,000  Call   Sole               Sole
WorldCom, Inc.                      common    98157D106      710  14.2000    50,000  Call  Defined     01      Sole
Wyndham International Inc           common    983101106    1,563   2.5000   625,000   SH    Sole               Sole
Wyndham International Inc           common    983101106    1,563   2.5000   625,000   SH   Defined     01      Sole
Zale Corporation                    common    988858106    4,213  33.7000   125,000   SH    Sole               Sole
Zale Corporation                    common    988858106    4,213  33.7000   125,000   SH   Defined     01      Sole

                                                         210,288
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